Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Raw materials	$3,145,638	$816,249
Finished goods	1,402,569	455,347
Goods shipped in transit	1,810,760	3,692,501
Work in progress	388,733	533,329
Total inventories	$6,747,700	$5,497,426